ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Summary of accounts receivables and related allowance for doubtful accounts

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	64,851,728	23,074,419	3,161,182
Less: allowance for accounts receivable	(60,019)	(82,468)	(11,298)
Accounts receivable, net	64,791,709	22,991,951	3,149,884

Schedule of movements in the allowance for accounts receivables

		As of December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	—	60,019	8,223
Adjustment due to the adoption of ASC 326	148,344	—	—
(Reversal)/ addition	(88,325)	22,449	3,075
Balance as of December 31	60,019	82,468	11,298